SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION

4. SEGMENT INFORMATION

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for details on the Group’s business segments. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM is the Chief Executive Officer. Management, including the CODM, reviews operation results by revenue, operating expenses and income from operations of different services, while revenue is the profitability measure used by the CODM in making decisions about allocating resources and assessing performances. Based on management’s assessment, the Group has determined that it has only one operating segment as defined by ASC 280, because the Group has only one team to provide services to customers. Hence, the Group’s CODM assess the Group’s performance and results of operations on a consolidated basis. The Group’s revenue is attributed to Hong Kong as all services are performed and consumed in Hong Kong. All assets of the Group are located in Hong Kong. Accordingly, no geographical segments are presented.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS